LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease expense	$ 96,960	$ 105,415	$ 313,322	$ 312,444	$ 418,458	$ 534,404
Weighted average remaining lease term	4 years 7 months 2 days		4 years 7 months 2 days		4 years 11 months 12 days	3 years 11 months 1 day
Weighted average discount rate	9.43%		9.43%		8.76%	6.08%